LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of right-of-use assets and right-of-use liabilities
Right-of-use assets and lease liabilities associated with the Company's operating leases are included in the Consolidated Balance Sheet as of December 31, 2020 and 2019 as follows:

(in millions)	2020	2019
Right-of-use assets included in:
Other non-current assets	$259	$271
Lease liabilities included in:
Accrued and other current liabilities	$52	$53
Other non-current liabilities	227	240
Total lease liabilities	$279	$293

Summary of lease expenses	Lease expense for the years 2020 and 2019 include:

(in millions)	2020	2019
Operating lease costs	$65	$62
Variable operating lease costs	$12	$16

Summary of other operating lease information
Other information related to operating leases for 2020 and 2019 is as follows:

(dollars in millions)	2020	2019
Cash paid from operating cash flows for amounts included in the measurement of lease liabilities	$74	$73
Right-of-use assets obtained in exchange for new operating lease liabilities	$39	$47
Weighted-average remaining lease term	7.6 years	8.2 years
Weighted-average discount rate	6.2%	6.2%

Summary of operating lease future payments
As of December 31, 2020, future payments under noncancelable operating leases for each of the five succeeding years ending December 31 and thereafter are as follows:

(in millions)
2021	$68
2022	53
2023	45
2024	35
2025	34
Thereafter	121
Total	356
Less: Imputed interest	77
Present value of remaining lease payments	279
Less: Current portion	52
Non-current portion	$227